Quarterly Holdings Report
for

Fidelity Advisor® Strategic Income Fund

September 30, 2019

SI-QTLY-1119
1.808792.115

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 28.3%
		Principal Amount (000s)(a)	Value (000s)
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 7.25% 4/30/27 pay-in-kind (b)(c)		$1,223	$306
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Denbury Resources, Inc. 6.375% 12/31/24 (b)		24,702	14,373

TOTAL CONVERTIBLE BONDS			14,679

Nonconvertible Bonds - 28.2%
COMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 1.8%
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		13,810	14,311
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (b)(d)		14,570	14,843
Cumulus Media New Holdings, Inc. 6.75% 7/1/26 (b)		3,825	4,011
Frontier Communications Corp. 8.5% 4/1/26 (b)		18,610	18,608
GCI, Inc. 6.875% 4/15/25		8,000	8,420
Sable International Finance Ltd. 5.75% 9/7/27 (b)		9,165	9,472
SFR Group SA:
5.5% 1/15/28 (b)		13,345	13,513
7.375% 5/1/26 (b)		62,475	66,986
8.125% 2/1/27 (b)		4,495	4,961
Sprint Capital Corp.:
6.875% 11/15/28		49,092	53,520
8.75% 3/15/32		41,973	51,772
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		15,000	15,713
U.S. West Communications:
6.875% 9/15/33		4,080	4,080
7.25% 9/15/25		955	1,080
UPCB Finance IV Ltd. 5.375% 1/15/25 (b)		8,745	8,985
Virgin Media Finance PLC 4.875% 2/15/22		10,085	10,123
			300,398
Entertainment - 0.5%
Lions Gate Entertainment Corp. 5.875% 11/1/24 (b)		2,640	2,713
Livent, Inc. 9.375% 10/15/04 (e)(f)		300	0
Netflix, Inc.:
4.375% 11/15/26		3,920	3,971
4.875% 4/15/28		16,980	17,276
5.375% 11/15/29 (b)		6,760	7,030
5.875% 2/15/25		3,572	3,923
5.875% 11/15/28		38,210	41,508
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)(e)		19,050	10,096
			86,517
Interactive Media & Services - 0.0%
Entercom Media Corp. 6.5% 5/1/27 (b)		3,865	4,039
Media - 3.0%
Block Communications, Inc. 6.875% 2/15/25 (b)		5,740	5,984
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.75% 3/1/30 (b)(d)		21,845	22,145
5% 2/1/28 (b)		54,720	56,567
5.125% 2/15/23		18,635	18,938
5.125% 5/1/23 (b)		10,230	10,483
5.125% 5/1/27 (b)		42,005	43,843
5.375% 5/1/25 (b)		10,230	10,614
5.375% 6/1/29 (b)		31,835	33,904
5.5% 5/1/26 (b)		12,355	12,941
5.75% 9/1/23		4,645	4,738
5.75% 1/15/24		8,170	8,354
5.75% 2/15/26 (b)		13,895	14,659
5.875% 5/1/27 (b)		10,315	10,908
Cengage Learning, Inc. 9.5% 6/15/24 (b)		14,580	13,341
CSC Holdings LLC:
5.125% 12/15/21 (b)		11,900	11,902
5.375% 2/1/28 (b)		13,855	14,600
5.5% 5/15/26 (b)		31,192	32,826
5.75% 1/15/30 (b)(d)		32,865	34,348
6.5% 2/1/29 (b)		15,380	17,094
7.5% 4/1/28 (b)		8,475	9,544
Getty Images, Inc. 9.75% 3/1/27 (b)		12,745	12,869
iHeartCommunications, Inc.:
6.375% 5/1/26		443	479
8.375% 5/1/27		804	868
11.25% 3/1/21 (e)(f)		7,710	0
Liberty Media Corp.:
8.25% 2/1/30		4,695	4,918
8.5% 7/15/29		6,265	6,672
Nexstar Escrow, Inc. 5.625% 7/15/27 (b)		7,650	8,013
Quebecor Media, Inc. 5.75% 1/15/23		14,205	15,448
Sirius XM Radio, Inc.:
4.625% 5/15/23 (b)		4,550	4,637
5% 8/1/27 (b)		8,740	9,015
5.375% 4/15/25 (b)		8,845	9,166
5.375% 7/15/26 (b)		7,940	8,336
Tegna, Inc. 5% 9/15/29 (b)		7,290	7,372
Videotron Ltd. 5.125% 4/15/27 (b)		7,325	7,746
Ziggo Bond Finance BV:
5.875% 1/15/25 (b)		825	848
6% 1/15/27 (b)		7,930	8,277
Ziggo Secured Finance BV 5.5% 1/15/27 (b)		15,855	16,524
			508,921
Wireless Telecommunication Services - 0.4%
Intelsat Jackson Holdings SA:
5.5% 8/1/23		9,170	8,555
8.5% 10/15/24 (b)		23,220	23,387
9.75% 7/15/25 (b)		26,180	27,345
Sprint Corp. 7.625% 3/1/26		11,290	12,461
Telesat Canada/Telesat LLC 6.5% 10/15/27 (b)(d)		4,800	4,884
			76,632
TOTAL COMMUNICATION SERVICES			976,507
CONSUMER DISCRETIONARY - 2.1%
Auto Components - 0.2%
Allison Transmission, Inc.:
5% 10/1/24 (b)		7,960	8,134
5.875% 6/1/29 (b)		4,830	5,241
Delphi Technologies PLC 5% 10/1/25 (b)		7,945	7,031
Exide Technologies:
10.75% 10/31/21 pay-in-kind (b)(c)(f)		600	570
11% 10/31/24 pay-in-kind (b)(c)(f)		1,500	1,080
11% 10/31/24 pay-in-kind (b)(c)(f)		608	334
Tenneco, Inc. 5% 7/15/26		5,815	4,768
			27,158
Distributors - 0.0%
LKQ Corp. 4.75% 5/15/23		2,025	2,050
Diversified Consumer Services - 0.1%
BidFair MergeRight, Inc. 7.375% 10/15/27 (b)		15,225	15,510
Laureate Education, Inc. 8.25% 5/1/25 (b)		1,685	1,832
Service Corp. International 5.125% 6/1/29		3,420	3,655
			20,997
Hotels, Restaurants & Leisure - 1.3%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (b)		5,535	5,570
5% 10/15/25 (b)		39,105	40,395
Choice Hotels International, Inc. 5.75% 7/1/22		2,690	2,898
FelCor Lodging LP 6% 6/1/25		7,895	8,290
Golden Nugget, Inc.:
6.75% 10/15/24 (b)		14,400	14,760
8.75% 10/1/25 (b)		14,520	15,137
Hilton Domestic Operating Co., Inc.:
4.875% 1/15/30 (b)		11,025	11,641
5.125% 5/1/26		10,820	11,361
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		11,100	11,433
4.875% 4/1/27		5,210	5,508
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (b)		5,590	5,821
5% 6/1/24 (b)		6,145	6,375
5.25% 6/1/26 (b)		6,145	6,504
LTF Merger Sub, Inc. 8.5% 6/15/23 (b)		5,255	5,386
Marriott Ownership Resorts, Inc. 6.5% 9/15/26		5,580	6,012
MCE Finance Ltd.:
4.875% 6/6/25 (b)		17,840	18,023
5.25% 4/26/26 (b)		7,345	7,465
Merlin Entertainments PLC 5.75% 6/15/26 (b)		7,215	7,463
Six Flags Entertainment Corp.:
4.875% 7/31/24 (b)		4,070	4,212
5.5% 4/15/27 (b)		2,160	2,303
Studio City Co. Ltd. 7.25% 11/30/21 (b)		4,230	4,336
Viking Cruises Ltd. 5.875% 9/15/27 (b)		3,395	3,597
Voc Escrow Ltd. 5% 2/15/28 (b)		6,285	6,490
Yum! Brands, Inc. 4.75% 1/15/30 (b)		4,590	4,733
			215,713
Household Durables - 0.3%
Lennar Corp. 4.75% 11/29/27		7,175	7,695
LGI Homes, Inc. 6.875% 7/15/26 (b)		7,205	7,493
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		6,160	6,576
Toll Brothers Finance Corp.:
4.375% 4/15/23		4,998	5,235
5.625% 1/15/24		2,345	2,550
TRI Pointe Homes, Inc. 5.875% 6/15/24		11,770	12,535
William Lyon Homes, Inc.:
5.875% 1/31/25		4,625	4,671
6% 9/1/23		4,385	4,560
			51,315
Internet & Direct Marketing Retail - 0.2%
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)		19,125	19,551
6% 4/1/23		8,385	8,605
6.375% 5/15/25		1,440	1,483
			29,639
Specialty Retail - 0.0%
IAA Spinco, Inc. 5.5% 6/15/27 (b)		2,830	2,986
Penske Automotive Group, Inc. 5.5% 5/15/26		5,975	6,249
			9,235
TOTAL CONSUMER DISCRETIONARY			356,107
CONSUMER STAPLES - 1.2%
Food & Staples Retailing - 0.1%
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (b)		5,880	5,998
Performance Food Group, Inc. 5.5% 10/15/27 (b)		7,625	8,006
			14,004
Food Products - 1.1%
B&G Foods, Inc. 4.625% 6/1/21		9,715	9,717
CF Industries Holdings, Inc.:
4.95% 6/1/43		11,247	11,022
5.15% 3/15/34		8,979	9,349
5.375% 3/15/44		15,424	15,532
JBS Investments II GmbH:
5.75% 1/15/28 (b)		6,485	6,754
7% 1/15/26 (b)		6,745	7,278
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		17,240	17,961
6.75% 2/15/28 (b)		10,725	11,878
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (b)		12,225	12,958
6.5% 4/15/29 (b)		17,835	19,796
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		5,230	5,504
4.875% 11/1/26 (b)		5,285	5,536
Pilgrim's Pride Corp. 5.75% 3/15/25 (b)		12,675	13,119
Post Holdings, Inc.:
5% 8/15/26 (b)		12,030	12,476
5.5% 3/1/25 (b)		6,385	6,688
5.5% 12/15/29 (b)		9,145	9,534
5.75% 3/1/27 (b)		4,885	5,179
			180,281
Personal Products - 0.0%
First Quality Finance Co., Inc. 5% 7/1/25 (b)		2,840	2,932
TOTAL CONSUMER STAPLES			197,217
ENERGY - 4.4%
Energy Equipment & Services - 0.3%
Compressco Partners LP/Compressco Finance, Inc. 7.5% 4/1/25 (b)		3,290	3,232
Exterran Energy Solutions LP 8.125% 5/1/25		3,270	3,258
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		6,090	6,159
Forum Energy Technologies, Inc. 6.25% 10/1/21		10,950	9,089
Jonah Energy LLC 7.25% 10/15/25 (b)		10,845	3,633
Nabors Industries, Inc. 5.75% 2/1/25		10,265	7,596
NuStar Logistics LP 6% 6/1/26		7,285	7,885
SESI LLC 7.75% 9/15/24		4,340	2,496
Summit Midstream Holdings LLC 5.75% 4/15/25		5,285	4,462
Transocean, Inc.:
7.25% 11/1/25 (b)		7,140	6,292
7.5% 1/15/26 (b)		7,620	6,782
			60,884
Oil, Gas & Consumable Fuels - 4.1%
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (b)		12,505	12,880
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 9/15/24		3,090	2,780
5.75% 1/15/28 (b)		11,010	9,138
Antero Resources Corp.:
5.125% 12/1/22		570	500
5.625% 6/1/23 (Reg. S)		7,956	6,882
Antero Resources Finance Corp. 5.375% 11/1/21		3,965	3,836
Callon Petroleum Co. 6.125% 10/1/24		2,855	2,812
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		5,395	5,112
Chesapeake Energy Corp.:
8% 1/15/25		4,740	3,425
8% 6/15/27		2,790	1,876
Citgo Holding, Inc. 9.25% 8/1/24 (b)		16,430	17,457
CNX Midstream Partners LP 6.5% 3/15/26 (b)		3,935	3,630
Comstock Escrow Corp. 9.75% 8/15/26		36,490	30,469
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.8685% 6/15/22 (b)(c)(g)		1,820	1,816
6.5% 5/15/26 (b)		7,215	6,999
6.875% 6/15/25 (b)		3,640	3,649
Covey Park Energy LLC 7.5% 5/15/25 (b)		6,555	5,244
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)		11,025	11,256
5.75% 4/1/25		5,550	5,703
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		18,040	18,266
DCP Midstream LLC 5.85% 5/21/43 (b)(c)		10,780	9,791
Denbury Resources, Inc.:
7.75% 2/15/24 (b)		26,375	20,375
9% 5/15/21 (b)		27,890	25,868
9.25% 3/31/22 (b)		4,210	3,684
Diamondback Energy, Inc.:
4.75% 11/1/24		6,530	6,685
5.375% 5/31/25		3,090	3,225
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)		5,820	6,053
5.75% 1/30/28 (b)		10,149	10,783
Energy Transfer Equity LP 5.5% 6/1/27		12,065	12,990
EnLink Midstream Partners LP:
4.15% 6/1/25		5,990	5,556
4.4% 4/1/24		5,980	5,759
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (b)		55,595	41,696
8% 11/29/24 (b)		9,340	3,573
EQT Corp. 3.9% 10/1/27		7,284	6,315
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (b)		4,315	2,826
Genesis Energy LP/Genesis Energy Finance Corp. 6.25% 5/15/26		5,405	5,202
Global Partners LP/GLP Finance Corp. 7% 6/15/23		8,125	8,369
Hess Infrastructure Partners LP 5.625% 2/15/26 (b)		9,140	9,551
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		7,550	7,059
5.75% 10/1/25 (b)		8,135	7,566
6.25% 11/1/28 (b)		7,130	6,631
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (b)		4,995	5,214
Indigo Natural Resources LLC 6.875% 2/15/26 (b)		13,168	11,868
MEG Energy Corp. 7% 3/31/24 (b)		705	680
MPLX LP 6.375% 5/1/24 (b)		3,185	3,341
Murphy Oil U.S.A., Inc.:
4.75% 9/15/29		4,155	4,248
5.625% 5/1/27		3,665	3,867
Newfield Exploration Co. 5.375% 1/1/26		6,813	7,401
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.125% 3/1/25		7,455	7,101
7.5% 4/15/26 (b)		7,355	7,388
NGPL PipeCo LLC:
4.375% 8/15/22 (b)		1,800	1,866
4.875% 8/15/27 (b)		1,800	1,930
Nine Energy Service, Inc. 8.75% 11/1/23 (b)		3,620	2,932
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)		4,560	4,627
5.625% 10/15/27 (b)		3,480	3,593
6.25% 6/1/24 (b)		5,070	5,247
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23		20,663	21,309
7.25% 6/15/25		13,580	14,072
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		6,110	6,282
PDC Energy, Inc. 6.125% 9/15/24		2,480	2,474
QEP Resources, Inc. 5.25% 5/1/23		11,035	10,235
Range Resources Corp.:
4.875% 5/15/25		2,150	1,774
5% 3/15/23		20,575	18,003
Sanchez Energy Corp.:
6.125% 1/15/23 (e)		19,995	1,250
7.25% 2/15/23 (b)(e)		14,310	10,303
SemGroup Corp.:
6.375% 3/15/25		3,700	3,830
7.25% 3/15/26		6,750	7,307
SM Energy Co.:
5.625% 6/1/25		5,060	4,338
6.625% 1/15/27		12,225	10,514
6.75% 9/15/26		3,175	2,778
Southern Star Central Corp. 5.125% 7/15/22 (b)		4,930	4,967
Southwestern Energy Co.:
4.1% 3/15/22		10,780	10,349
6.2% 1/23/25 (c)		1,095	964
7.5% 4/1/26		8,845	7,695
7.75% 10/1/27		6,915	6,029
SRC Energy, Inc. 6.25% 12/1/25		4,370	4,326
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23		5,390	5,531
5.5% 2/15/26		6,865	7,165
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/28		7,200	7,281
5.125% 2/1/25		1,885	1,938
5.375% 2/1/27		1,885	1,949
5.875% 4/15/26		10,820	11,429
6.5% 7/15/27 (b)		3,820	4,168
6.875% 1/15/29 (b)		6,760	7,386
Teine Energy Ltd. 6.875% 9/30/22 (b)		8,820	8,776
Tennessee Gas Pipeline Co. 7.625% 4/1/37		2,585	3,482
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind		6,429	900
Unit Corp. 6.625% 5/15/21		1,660	1,262
W&T Offshore, Inc. 9.75% 11/1/23 (b)		24,200	23,102
Whiting Petroleum Corp. 6.625% 1/15/26		4,965	3,351
WPX Energy, Inc.:
5.25% 9/15/24		6,080	6,230
5.25% 10/15/27		9,110	9,178
5.75% 6/1/26		5,410	5,545
			692,062
TOTAL ENERGY			752,946
FINANCIALS - 5.1%
Banks - 0.4%
Danske Bank A/S 2.5% 6/21/29 (Reg. S) (c)	EUR	22,065	25,310
HBOS PLC 4.5% 3/18/30 (c)	EUR	16,290	20,229
UniCredit SpA 6.95% 10/31/22 (Reg. S)	EUR	13,154	16,985
			62,524
Capital Markets - 0.2%
AssuredPartners, Inc. 7% 8/15/25 (b)		2,930	2,930
Balboa Merger Sub, Inc. 11.375% 12/1/21 (b)		15,325	15,991
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24		1,985	2,054
5.375% 3/15/27		1,700	1,813
MSCI, Inc.:
5.25% 11/15/24 (b)		5,165	5,333
5.75% 8/15/25 (b)		5,060	5,307
			33,428
Consumer Finance - 2.5%
Ally Financial, Inc.:
8% 11/1/31		16,761	23,088
8% 11/1/31		155,842	215,452
Intelsat Connect Finance SA 9.5% 2/15/23 (b)		11,010	10,181
Navient Corp.:
5.5% 1/25/23		29,395	30,350
5.875% 10/25/24		20,960	21,117
6.125% 3/25/24		10,325	10,709
6.5% 6/15/22		5,655	6,023
7.25% 1/25/22		22,745	24,508
7.25% 9/25/23		3,440	3,739
Springleaf Finance Corp.:
6.625% 1/15/28		4,415	4,747
6.875% 3/15/25		30,605	33,723
7.125% 3/15/26		41,215	45,721
			429,358
Diversified Financial Services - 1.5%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (b)		2,050	2,175
5.25% 5/15/24 (b)		11,080	11,864
5.5% 1/15/23 (b)		3,275	3,494
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.375% 8/15/26 (b)		14,220	14,753
6.625% 8/15/27 (b)		25,190	26,098
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (b)		2,705	2,410
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		5,300	5,447
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.875% 5/1/24 (b)		14,695	15,724
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (b)		4,800	4,584
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.25% 5/15/26 (b)		14,625	15,320
6.375% 12/15/25		32,405	34,074
6.75% 2/1/24		6,490	6,750
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)		4,875	5,147
James Hardie International Finance Ltd.:
4.75% 1/15/25 (b)		5,220	5,377
5% 1/15/28 (b)		5,270	5,468
KfW 1.125% 5/9/33 (Reg. S)	EUR	30,350	38,609
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (b)		2,670	2,763
5.25% 8/15/22 (b)		5,645	5,949
5.5% 2/15/24 (b)		490	529
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		21,015	22,215
Starfruit Finco BV / Starfruit U.S. Holdco LLC 8% 10/1/26 (b)		6,567	6,551
Tempo Acquisition LLC 6.75% 6/1/25 (b)		5,340	5,500
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)		4,195	4,410
8.5% 8/15/27 (b)		4,210	4,552
Valvoline, Inc. 5.5% 7/15/24		2,920	3,037
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (b)		6,205	5,228
			258,028
Insurance - 0.4%
Acrisure LLC 10.125% 8/1/26 (b)		6,810	7,116
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (b)		10,530	9,817
8.125% 2/15/24 (b)		5,335	5,748
AmWINS Group, Inc. 7.75% 7/1/26 (b)		3,600	3,870
Centene Escrow Corp. 5.375% 6/1/26 (b)		18,035	18,892
HUB International Ltd. 7% 5/1/26 (b)		6,980	7,181
USIS Merger Sub, Inc. 6.875% 5/1/25 (b)		7,305	7,414
			60,038
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25		6,855	7,090
Thrifts & Mortgage Finance - 0.1%
Nationwide Building Society 2% 7/25/29 (Reg. S) (c)	EUR	9,855	10,911
TOTAL FINANCIALS			861,377
HEALTH CARE - 3.3%
Health Care Equipment & Supplies - 0.1%
Hologic, Inc.:
4.375% 10/15/25 (b)		3,700	3,793
4.625% 2/1/28 (b)		2,505	2,590
NVA Holdings, Inc. 6.875% 4/1/26 (b)		3,860	4,096
Teleflex, Inc. 4.625% 11/15/27		2,930	3,058
			13,537
Health Care Providers & Services - 2.5%
BCPE Cycle Merger Sub II, Inc. 10.625% 7/15/27 (b)		14,675	14,161
Becton Dickinson Euro Finance SARL 1.208% 6/4/26	EUR	22,544	25,357
Community Health Systems, Inc.:
8% 3/15/26 (b)		33,025	32,942
8.125% 6/30/24 (b)		41,342	32,867
8.625% 1/15/24 (b)		28,810	29,746
9.875% 6/30/23 (b)		21,652	18,404
Encompass Health Corp. 5.75% 11/1/24		15,790	15,955
HCA Holdings, Inc.:
4.75% 5/1/23		11,330	12,137
5.25% 4/15/25		25,000	27,806
5.25% 6/15/26		9,875	10,998
5.375% 2/1/25		14,275	15,595
5.375% 9/1/26		7,690	8,449
5.625% 9/1/28		18,590	20,715
5.875% 5/1/23		11,900	13,090
5.875% 2/15/26		17,697	19,785
5.875% 2/1/29		21,185	23,701
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (b)		7,300	7,592
MPH Acquisition Holdings LLC 7.125% 6/1/24 (b)		4,280	3,943
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (b)(c)		17,655	15,007
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		4,550	4,636
Tenet Healthcare Corp.:
4.625% 7/15/24		3,640	3,741
4.625% 9/1/24 (b)		7,305	7,515
4.875% 1/1/26 (b)		18,260	18,739
5.125% 5/1/25		3,640	3,690
5.125% 11/1/27 (b)		10,955	11,320
6.25% 2/1/27 (b)		11,115	11,558
Vizient, Inc. 6.25% 5/15/27 (b)		1,690	1,813
Wellcare Health Plans, Inc.:
5.25% 4/1/25		5,705	5,940
5.375% 8/15/26 (b)		4,655	4,968
West Street Merger Sub, Inc. 6.375% 9/1/25 (b)		3,635	3,344
			425,514
Health Care Technology - 0.0%
IMS Health, Inc. 5% 5/15/27 (b)		7,290	7,636
Pharmaceuticals - 0.7%
Catalent Pharma Solutions:
4.875% 1/15/26 (b)		2,365	2,433
5% 7/15/27 (b)		2,295	2,381
Inventiv Group Holdings, Inc. / Investment 7.5% 10/1/24 (b)		2,805	2,903
Mylan NV 3.125% 11/22/28 (Reg. S)	EUR	16,550	20,366
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (b)		44,585	46,652
5.75% 8/15/27 (b)		1,925	2,081
5.875% 5/15/23 (b)		775	785
7% 1/15/28 (b)		14,595	15,720
7.25% 5/30/29 (b)		7,295	7,968
8.5% 1/31/27 (b)		13,035	14,629
			115,918
TOTAL HEALTH CARE			562,605
INDUSTRIALS - 1.7%
Aerospace & Defense - 1.0%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (b)		2,610	2,741
Bombardier, Inc.:
6.125% 1/15/23 (b)		6,640	6,763
7.5% 12/1/24 (b)		1,850	1,856
7.5% 3/15/25 (b)		28,995	28,959
7.875% 4/15/27 (b)		20,865	20,778
BWX Technologies, Inc. 5.375% 7/15/26 (b)		4,990	5,246
DAE Funding LLC 4% 8/1/20 (b)		3,095	3,116
TransDigm UK Holdings PLC 6.875% 5/15/26		21,085	22,666
TransDigm, Inc.:
6.25% 3/15/26 (b)		11,120	11,940
6.375% 6/15/26		37,890	39,832
6.5% 5/15/25		9,710	10,074
7.5% 3/15/27		11,028	11,993
			165,964
Airlines - 0.1%
Air Canada 2013-1 Pass Through Trust 5.375% 11/15/22 (b)		1,848	1,900
Continental Airlines, Inc. pass-thru certificates 6.903% 4/19/22		265	274
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24		2,392	2,650
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		3,203	3,260
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 10/22/23		5,220	5,876
Series 2012-2 Class B, 6.75% 6/3/21		2,423	2,551
Series 2013-1 Class B, 5.375% 11/15/21		3,194	3,331
			19,842
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		1,400	1,419
Commercial Services & Supplies - 0.3%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (b)		6,910	7,212
Covanta Holding Corp.:
5.875% 3/1/24		5,895	6,072
5.875% 7/1/25		1,995	2,080
6% 1/1/27		7,080	7,452
KAR Auction Services, Inc. 5.125% 6/1/25 (b)		6,210	6,427
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (b)		6,490	6,766
Ritchie Bros. Auctioneers, Inc. 5.375% 1/15/25 (b)		2,315	2,416
Tervita Escrow Corp. 7.625% 12/1/21 (b)		3,225	3,277
The Brink's Co. 4.625% 10/15/27 (b)		7,200	7,241
			48,943
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		7,490	7,865
JMC Steel Group, Inc. 9.875% 6/15/23 (b)		2,090	2,202
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)(e)		7,474	773
5.25% 6/27/29 (b)(e)		6,800	733
7.125% 6/26/42 (b)(e)		3,310	344
			11,917
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (b)		8,215	8,780
Machinery - 0.0%
Stevens Holding Co., Inc. 6.125% 10/1/26 (b)		1,880	2,000
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		2,000	1,525
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		7,680	7,469
			8,994
Professional Services - 0.0%
IHS Markit Ltd.:
4% 3/1/26 (b)		3,175	3,343
4.75% 2/15/25 (b)		2,675	2,902
			6,245
Trading Companies & Distributors - 0.1%
Avantor, Inc. 6% 10/1/24 (b)		7,285	7,806
FLY Leasing Ltd. 5.25% 10/15/24		5,695	5,866
United Rentals North America, Inc. 5.5% 5/15/27		4,980	5,279
			18,951
TOTAL INDUSTRIALS			293,055
INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment & Components - 0.0%
MTS Systems Corp. 5.75% 8/15/27 (b)		1,905	1,981
Internet Software & Services - 0.0%
Camelot Finance SA 7.875% 10/15/24 (b)		3,540	3,682
IT Services - 0.3%
Banff Merger Sub, Inc. 9.75% 9/1/26 (b)		21,010	20,054
CDW LLC/CDW Finance Corp. 5% 9/1/25		3,980	4,147
Fidelity National Information Services, Inc. 1.5% 5/21/27	EUR	16,359	19,097
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (b)		5,665	5,955
Grubhub Holdings, Inc. 5.5% 7/1/27 (b)		2,890	2,948
			52,201
Semiconductors & Semiconductor Equipment - 0.1%
Qorvo, Inc. 5.5% 7/15/26		3,615	3,818
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		7,880	8,392
Versum Materials, Inc. 5.5% 9/30/24 (b)		4,105	4,372
			16,582
Software - 0.4%
Ascend Learning LLC:
6.875% 8/1/25 (b)		2,480	2,567
6.875% 8/1/25 (b)		7,330	7,623
CDK Global, Inc. 5.875% 6/15/26		2,670	2,840
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		13,310	13,626
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (b)		2,820	2,933
Open Text Corp. 5.875% 6/1/26 (b)		6,000	6,406
Parametric Technology Corp. 6% 5/15/24		2,430	2,545
Symantec Corp. 5% 4/15/25 (b)		6,360	6,430
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (b)		9,915	9,800
10.5% 2/1/24 (b)		18,170	17,171
			71,941
Technology Hardware, Storage & Peripherals - 0.1%
NCR Corp.:
5.75% 9/1/27 (b)		5,480	5,672
6.125% 9/1/29 (b)		5,480	5,776
			11,448
TOTAL INFORMATION TECHNOLOGY			157,835
MATERIALS - 1.5%
Chemicals - 0.3%
Element Solutions, Inc. 5.875% 12/1/25 (b)		10,955	11,466
Hexion, Inc. 7.875% 7/15/27 (b)		5,390	5,323
LSB Industries, Inc. 9.625% 5/1/23 (b)		3,600	3,798
Neon Holdings, Inc. 10.125% 4/1/26 (b)		7,305	7,360
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)		9,095	9,353
5.25% 6/1/27 (b)		7,795	8,113
OCI NV 6.625% 4/15/23 (b)		3,185	3,332
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (b)		5,880	5,233
			53,978
Construction Materials - 0.1%
Holcim Finance Luxembourg SA 2.25% 5/26/28 (Reg. S)	EUR	10,177	12,533
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (b)		3,060	3,137
U.S. Concrete, Inc. 6.375% 6/1/24		3,885	4,040
			19,710
Containers & Packaging - 0.3%
Crown Cork & Seal, Inc.:
7.375% 12/15/26		16,535	20,090
7.5% 12/15/96		7,695	8,580
Flex Acquisition Co., Inc. 6.875% 1/15/25 (b)		3,410	3,110
Labl Escrow Issuer LLC:
6.75% 7/15/26 (b)		11,010	11,444
10.5% 7/15/27 (b)		7,340	7,413
			50,637
Metals & Mining - 0.7%
Alcoa Nederland Holding BV:
6.125% 5/15/28 (b)		2,110	2,247
6.75% 9/30/24 (b)		5,350	5,624
7% 9/30/26 (b)		4,430	4,807
Aleris International, Inc. 6% 6/1/20 (b)(f)		63	63
Algoma Steel SCA 0% 12/31/23 (f)		1,518	1,078
ArcelorMittal SA 2.25% 1/17/24 (Reg. S)	EUR	9,700	11,144
Cleveland-Cliffs, Inc.:
4.875% 1/15/24 (b)		7,215	7,341
5.75% 3/1/25		1,889	1,856
5.875% 6/1/27 (b)		11,010	10,428
Commercial Metals Co. 5.75% 4/15/26		5,405	5,567
First Quantum Minerals Ltd.:
6.5% 3/1/24 (b)		1,275	1,222
6.875% 3/1/26 (b)		11,285	10,719
7.5% 4/1/25 (b)		1,095	1,072
FMG Resources (August 2006) Pty Ltd.:
4.5% 9/15/27 (b)		5,450	5,322
4.75% 5/15/22 (b)		4,780	4,905
5.125% 3/15/23 (b)		7,615	7,853
5.125% 5/15/24 (b)		5,885	6,120
Freeport-McMoRan, Inc. 5.45% 3/15/43		3,585	3,228
Infrabuild Australia Pty Ltd. 12% 10/1/24 (b)(d)		5,460	5,610
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)		4,505	4,747
Mineral Resources Ltd. 8.125% 5/1/27 (b)		11,025	11,348
Murray Energy Corp.:
11.25% 4/15/21 (b)		5,925	119
12% 4/15/24 pay-in-kind (b)(c)		6,364	64
United States Steel Corp. 6.25% 3/15/26		7,180	6,031
			118,515
Paper & Forest Products - 0.1%
Boise Cascade Co. 5.625% 9/1/24 (b)		1,355	1,401
Mercer International, Inc. 7.375% 1/15/25 (b)(d)		7,280	7,583
NewPage Corp.:
3 month U.S. LIBOR + 6.250% 6.7159% 5/1/12 (c)(e)(f)(g)		4,230	0
11.375% 12/31/2014 (e)(f)		8,220	0
			8,984
TOTAL MATERIALS			251,824
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Equinix, Inc. 5.375% 5/15/27		2,765	2,981
Iron Mountain, Inc. 4.875% 9/15/29 (b)		14,590	14,813
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29		10,950	11,279
5% 10/15/27		15,435	16,168
5.25% 8/1/26		4,830	5,061
6.375% 3/1/24		2,335	2,448
			52,750
Real Estate Management & Development - 0.2%
Grand City Properties SA 1.375% 8/3/26 (Reg. S)	EUR	12,800	14,519
Howard Hughes Corp. 5.375% 3/15/25 (b)		7,940	8,258
Mattamy Group Corp. 6.875% 12/15/23 (b)		5,775	6,006
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.625% 3/1/24 (b)		775	829
5.875% 6/15/27 (b)		5,610	6,157
			35,769
TOTAL REAL ESTATE			88,519
UTILITIES - 1.8%
Electric Utilities - 0.9%
Enel SpA 3.375% 11/24/81 (Reg. S) (c)	EUR	4,801	5,630
Pacific Gas & Electric Co.:
3.75% 8/15/42 (e)		4,645	4,471
3.95% 12/1/47 (e)		21,580	20,879
4% 12/1/46 (e)		1,315	1,278
4.25% 3/15/46 (e)		1,475	1,479
4.3% 3/15/45 (e)		3,690	3,718
6.05% 3/1/34 (e)		66,805	75,824
Vistra Operations Co. LLC:
5% 7/31/27 (b)		13,800	14,210
5.5% 9/1/26 (b)		9,975	10,436
5.625% 2/15/27 (b)		17,455	18,366
			156,291
Gas Utilities - 0.2%
Southern Natural Gas Co.:
7.35% 2/15/31		14,890	19,510
8% 3/1/32		9,400	13,235
			32,745
Independent Power and Renewable Electricity Producers - 0.6%
NextEra Energy Partners LP:
4.25% 7/15/24 (b)		7,335	7,555
4.25% 9/15/24 (b)		4,825	4,976
4.5% 9/15/27 (b)		3,355	3,430
NRG Energy, Inc.:
5.75% 1/15/28		20,240	21,758
6.625% 1/15/27		15,685	16,992
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)		3,540	3,624
Talen Energy Supply LLC:
6.625% 1/15/28 (b)		7,310	7,182
7.25% 5/15/27 (b)		18,620	18,924
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)		3,700	3,774
5% 1/31/28 (b)		3,715	3,864
6.625% 6/15/25 (b)(c)		5,560	5,860
The AES Corp. 4.5% 3/15/23		3,065	3,134
			101,073
Multi-Utilities - 0.1%
RWE AG 5.75% 2/14/33 (Reg. S)	EUR	3,350	5,929
TOTAL UTILITIES			296,038

TOTAL NONCONVERTIBLE BONDS			4,794,030

TOTAL CORPORATE BONDS
(Cost $4,659,901)			4,808,709

U.S. Government and Government Agency Obligations - 16.1%
U.S. Government Agency Obligations - 0.1%
Tennessee Valley Authority:
5.25% 9/15/39		$2,106	$2,985
5.375% 4/1/56		3,503	5,608

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			8,593

U.S. Treasury Obligations - 15.7%
U.S. Treasury Bonds:
2.25% 8/15/49		6,060	6,239
2.5% 2/15/45 (h)(i)(j)		216,056	232,665
2.875% 5/15/49		7,100	8,285
3% 2/15/49		185,540	221,401
4.75% 2/15/37 (h)(i)		74,200	106,393
5.25% 2/15/29 (h)		5,406	7,084
6.125% 8/15/29 (h)(i)		3,663	5,141
7.5% 11/15/24		5,690	7,348
U.S. Treasury Notes:
1.375% 2/29/20		10,262	10,240
1.375% 4/30/20		45,349	45,218
1.375% 8/31/23		11,000	10,921
1.5% 4/15/20		64,333	64,207
1.5% 7/15/20		70,638	70,439
1.5% 8/31/21		22,000	21,935
1.5% 9/30/24		21,290	21,239
1.625% 6/30/20		1,783	1,780
1.625% 8/31/22		27,162	27,186
1.625% 5/31/23		19,717	19,757
1.625% 9/30/26		41,597	41,605
1.75% 7/31/21		9,325	9,338
1.875% 7/31/22		43,433	43,762
2% 1/31/20		8,000	8,002
2% 9/30/20		25,149	25,194
2% 8/15/25		10,027	10,250
2.125% 12/31/22		3,561	3,622
2.125% 3/31/24		56,643	58,019
2.125% 7/31/24		118,408	121,461
2.125% 5/15/25		17,843	18,350
2.25% 2/29/20		25,500	25,535
2.25% 3/31/21		9,900	9,973
2.25% 7/31/21		52,019	52,541
2.25% 4/30/24		24,428	25,168
2.25% 12/31/24		103,948	107,460
2.25% 3/31/26		34,717	36,074
2.375% 4/15/21		74,550	75,255
2.375% 5/15/29		18,763	19,931
2.5% 12/31/20		150,000	151,295
2.5% 1/31/21		42,832	43,237
2.5% 2/28/21		90,000	90,921
2.5% 1/15/22		242,316	247,011
2.5% 1/31/24		10,640	11,053
2.5% 2/28/26		105,297	110,953
2.625% 8/31/20		30,000	30,210
2.625% 12/31/23		69,183	72,175
2.625% 2/15/29		74,289	80,424
2.75% 9/30/20		79,581	80,302
2.75% 6/30/25		82,937	88,153
2.875% 11/30/25		46,425	49,856
3.125% 11/15/28		31,330	35,183

TOTAL U.S. TREASURY OBLIGATIONS			2,669,791

Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 2.399% 12/7/20 (NCUA Guaranteed) (c)(g)		1,645	1,644
Series 2011-R1 Class 1A, 1 month U.S. LIBOR + 0.450% 2.5073% 1/8/20 (NCUA Guaranteed) (c)(g)		1,937	1,938
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		49,900	51,087

TOTAL OTHER GOVERNMENT RELATED			54,669

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,593,025)			2,733,053

U.S. Government Agency - Mortgage Securities - 3.8%
Fannie Mae - 0.5%
12 month U.S. LIBOR + 1.365% 3.961% 10/1/35 (c)(g)		29	30
12 month U.S. LIBOR + 1.495% 4.509% 1/1/35 (c)(g)		111	115
12 month U.S. LIBOR + 1.553% 4.337% 6/1/36 (c)(g)		19	20
12 month U.S. LIBOR + 1.565% 4.69% 3/1/37 (c)(g)		44	46
12 month U.S. LIBOR + 1.617% 4.582% 3/1/33 (c)(g)		75	79
12 month U.S. LIBOR + 1.645% 4.693% 6/1/47 (c)(g)		92	97
12 month U.S. LIBOR + 1.655% 4.539% 11/1/36 (c)(g)		20	21
12 month U.S. LIBOR + 1.711% 4.595% 6/1/42 (c)(g)		164	171
12 month U.S. LIBOR + 1.745% 4.746% 7/1/35 (c)(g)		102	107
12 month U.S. LIBOR + 1.760% 4.84% 2/1/37 (c)(g)		299	312
12 month U.S. LIBOR + 1.800% 4.492% 7/1/41 (c)(g)		193	202
12 month U.S. LIBOR + 1.800% 4.786% 1/1/42 (c)(g)		387	401
12 month U.S. LIBOR + 1.818% 4.531% 7/1/41 (c)(g)		115	120
12 month U.S. LIBOR + 1.818% 4.553% 9/1/41 (c)(g)		65	68
12 month U.S. LIBOR + 1.818% 4.932% 2/1/42 (c)(g)		460	478
12 month U.S. LIBOR + 1.830% 4.657% 10/1/41 (c)(g)		67	70
12 month U.S. LIBOR + 1.851% 4.58% 5/1/36 (c)(g)		16	17
12 month U.S. LIBOR + 1.885% 4.926% 4/1/36 (c)(g)		256	269
12 month U.S. LIBOR + 1.901% 4.772% 8/1/35 (c)(g)		126	132
6 month U.S. LIBOR + 1.550% 4.067% 9/1/33 (c)(g)		303	313
6 month U.S. LIBOR + 1.550% 4.274% 11/1/35 (c)(g)		172	178
3% 5/1/33 to 7/1/33		6,846	7,052
3.5% 7/1/32		11,576	12,065
4% 5/1/29		3,397	3,545
4.5% 11/1/25		1,340	1,388
5% 2/1/22 to 5/1/22		9	9
5.5% 12/1/39 to 5/1/44		21,837	24,173
6% 1/1/34 to 6/1/36		2,573	2,927
6.5% 2/1/22 to 8/1/36		3,835	4,380
7.5% 1/1/28		23	26
2.5% 6/1/22 to 10/1/26		30,613	30,880

TOTAL FANNIE MAE			89,691

Freddie Mac - 0.4%
12 month U.S. LIBOR + 1.325% 4.175% 1/1/36 (c)(g)		54	56
12 month U.S. LIBOR + 1.600% 4.35% 7/1/35 (c)(g)		51	53
12 month U.S. LIBOR + 1.754% 4.222% 9/1/41 (c)(g)		1,115	1,156
12 month U.S. LIBOR + 1.793% 4.695% 4/1/37 (c)(g)		62	65
12 month U.S. LIBOR + 1.877% 4.789% 4/1/41 (c)(g)		84	88
12 month U.S. LIBOR + 1.880% 4.274% 9/1/41 (c)(g)		86	90
12 month U.S. LIBOR + 1.880% 4.713% 10/1/41 (c)(g)		629	652
12 month U.S. LIBOR + 1.883% 4.502% 10/1/42 (c)(g)		557	580
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (c)(g)		81	85
12 month U.S. LIBOR + 1.910% 4.729% 6/1/41 (c)(g)		170	177
12 month U.S. LIBOR + 1.910% 4.785% 5/1/41 (c)(g)		145	152
12 month U.S. LIBOR + 1.910% 4.808% 5/1/41 (c)(g)		170	177
12 month U.S. LIBOR + 2.045% 4.785% 7/1/36 (c)(g)		103	108
6 month U.S. LIBOR + 1.445% 4.195% 3/1/35 (c)(g)		67	69
6 month U.S. LIBOR + 1.661% 4.199% 2/1/37 (c)(g)		54	56
6 month U.S. LIBOR + 1.711% 4.22% 1/1/37 (c)(g)		187	194
6 month U.S. LIBOR + 1.720% 4.247% 8/1/37 (c)(g)		92	96
6 month U.S. LIBOR + 1.746% 4.58% 5/1/37 (c)(g)		24	25
6 month U.S. LIBOR + 1.843% 4.416% 10/1/36 (c)(g)		254	265
6 month U.S. LIBOR + 1.912% 4.408% 10/1/35 (c)(g)		161	168
6 month U.S. LIBOR + 2.010% 4.635% 5/1/37 (c)(g)		91	95
6 month U.S. LIBOR + 2.010% 4.731% 5/1/37 (c)(g)		121	126
6 month U.S. LIBOR + 2.020% 4.6% 6/1/37 (c)(g)		46	48
6 month U.S. LIBOR + 2.040% 4.665% 6/1/37 (c)(g)		69	72
6 month U.S. LIBOR + 2.276% 4.955% 10/1/35 (c)(g)		20	21
U.S. TREASURY 1 YEAR INDEX + 2.035% 4.581% 6/1/33 (c)(g)		221	232
U.S. TREASURY 1 YEAR INDEX + 2.239% 4.865% 2/1/36 (c)(g)		2	2
U.S. TREASURY 1 YEAR INDEX + 2.548% 4.956% 7/1/35 (c)(g)		165	174
2.5% 3/1/22 to 10/1/34		30,838	31,118
3% 4/1/33 to 11/1/33		21,231	21,881
3.5% 7/1/32		4,162	4,340
6% 1/1/24		551	578
6.5% 9/1/21 to 3/1/22		123	127

TOTAL FREDDIE MAC			63,126

Ginnie Mae - 2.6%
6% 6/15/36		3,341	3,796
7% 9/15/25 to 8/15/31		9	10
7.5% 2/15/22 to 8/15/28		28	31
8% 12/15/26		0	0
3% 10/1/49 (d)		37,900	38,898
3% 10/1/49 (d)		29,850	30,636
3% 10/1/49 (d)		15,150	15,549
3% 10/1/49 (d)		36,700	37,666
3% 10/1/49 (d)		32,300	33,150
3% 10/1/49 (d)		28,600	29,353
3% 10/1/49 (d)		15,750	16,165
3% 10/1/49 (d)		15,350	15,754
3% 10/1/49 (d)		8,000	8,211
3% 10/1/49 (d)		4,400	4,516
3% 11/1/49 (d)		45,900	47,071
3.5% 8/20/42 to 2/20/47		34,507	36,412
3.5% 10/1/49 (d)		10,100	10,464
3.5% 10/1/49 (d)		36,000	37,296
3.5% 10/1/49 (d)		21,900	22,688
4% 10/20/43 to 7/20/47		17,719	18,595
4.469% 2/20/62 (c)(k)		451	456
4.5% 6/20/48		25,112	26,431
4.573% 2/20/62 (c)(k)		84	84
4.98% 1/20/62 (c)(k)		459	465
5% 4/20/48		889	950
5.47% 8/20/59 (c)(k)		8	8

TOTAL GINNIE MAE			434,655

Uniform Mortgage Backed Securities - 0.3%
2.5% 10/1/34 (d)		1,400	1,412
3% 10/1/49 (d)		10,500	10,658
3% 10/1/49 (d)		10,350	10,506
3% 10/1/49 (d)		10,450	10,608
3% 10/1/49 (d)		7,950	8,070
3% 10/1/49 (d)		7,950	8,070
3% 10/1/49 (d)		8,000	8,121

TOTAL UNIFORM MORTGAGE BACKED SECURITIES			57,445

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $642,391)			644,917

Asset-Backed Securities - 0.1%
ALG Student Loan Trust Series 2017-1A Class A3, 3 month U.S. LIBOR + 0.090% 2.3458% 6/28/23(b)(c)(g)		$
(Cost $11,483)		11,533	11,460

Collateralized Mortgage Obligations - 2.1%
U.S. Government Agency - 2.1%
Fannie Mae:
floater Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 2.9484% 6/25/36 (c)(g)		3,545	3,592
planned amortization class:
Series 2003-70 Class BJ, 5% 7/25/33		375	412
Series 2005-19 Class PA, 5.5% 7/25/34		234	236
Series 2005-64 Class PX, 5.5% 6/25/35		735	780
Series 2005-68 Class CZ, 5.5% 8/25/35		3,763	4,248
Series 2010-118 Class PB, 4.5% 10/25/40		3,524	3,791
Series 2012-149:
Class DA, 1.75% 1/25/43		872	864
Class GA, 1.75% 6/25/42		914	898
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23		495	513
Series 2004-91 Class Z, 5% 12/25/34		3,035	3,337
Series 2005-117 Class JN, 4.5% 1/25/36		464	498
Series 2005-14 Class ZB, 5% 3/25/35		1,183	1,301
Series 2006-72 Class CY, 6% 8/25/26		822	876
Series 2009-59 Class HB, 5% 8/25/39		1,706	1,876
Series 2009-85 Class IB, 4.5% 8/25/24 (l)		6	0
Series 2010-139 Class NI, 4.5% 2/25/40 (l)		1,549	114
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 2.9384% 3/25/36 (c)(g)		2,236	2,281
Series 2010-97 Class CI, 4.5% 8/25/25 (l)		153	2
Series 2011-67 Class AI, 4% 7/25/26 (l)		456	33
Series 2012-27 Class EZ, 4.25% 3/25/42		5,642	6,251
Series 2016-26 Class CG, 3% 5/25/46		7,767	7,872
Freddie Mac:
floater Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 2.9275% 2/15/33 (c)(g)		1,052	1,067
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 2.4275% 3/15/34 (c)(g)		1,425	1,424
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		38	41
Series 2996 Class MK, 5.5% 6/15/35		89	96
Series 3415 Class PC, 5% 12/15/37		472	516
Series 3857 Class ZP, 5% 5/15/41		2,379	2,903
Series 4135 Class AB, 1.75% 6/15/42		682	675
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		5,992	6,767
Series 2303 Class ZV, 6% 4/15/31		110	121
Series 2877 Class ZD, 5% 10/15/34		3,812	4,193
Series 3745 Class KV, 4.5% 12/15/26		4,368	4,622
Series 3843 Class PZ, 5% 4/15/41		2,412	2,875
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40		2,368	2,453
Series 4341 Class ML, 3.5% 11/15/31		4,225	4,439
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 2.5443% 7/20/37 (c)(g)		738	741
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.5243% 1/20/38 (c)(g)		193	193
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 2.9043% 8/20/38 (c)(g)		1,267	1,286
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 2.9443% 9/20/38 (c)(g)		1,047	1,069
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 2.6275% 11/16/39 (c)(g)		800	805
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 2.5575% 12/16/39 (c)(g)		613	616
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.4695% 7/20/60 (c)(g)(k)		6,059	6,033
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.5285% 9/20/60 (c)(g)(k)		7,113	7,080
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.5285% 8/20/60 (c)(g)(k)		8,118	8,081
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.6085% 12/20/60 (c)(g)(k)		2,851	2,844
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.7285% 12/20/60 (c)(g)(k)		4,233	4,235
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.7285% 2/20/61 (c)(g)(k)		8,598	8,602
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.7185% 2/20/61 (c)(g)(k)		10,362	10,364
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.7285% 4/20/61 (c)(g)(k)		3,501	3,502
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.7285% 5/20/61 (c)(g)(k)		4,356	4,358
Class FC, 1 month U.S. LIBOR + 0.500% 2.7285% 5/20/61 (c)(g)(k)		4,009	4,011
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.7585% 6/20/61 (c)(g)(k)		4,849	4,855
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.8285% 10/20/61 (c)(g)(k)		5,371	5,386
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.9285% 11/20/61 (c)(g)(k)		4,862	4,886
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.9285% 1/20/62 (c)(g)(k)		3,194	3,210
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.8585% 1/20/62 (c)(g)(k)		4,658	4,674
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.8585% 3/20/62 (c)(g)(k)		2,929	2,933
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.8785% 5/20/61 (c)(g)(k)		84	84
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 2.8285% 8/20/63 (c)(g)(k)		863	865
Class FD, 1 month U.S. LIBOR + 0.600% 2.8285% 8/20/63 (c)(g)(k)		2,260	2,264
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.5085% 5/20/63 (c)(g)(k)		740	740
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.4285% 4/20/63 (c)(g)(k)		690	688
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 2.2943% 10/20/47 (c)(g)		4,867	4,822
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.3443% 5/20/48 (c)(g)		6,012	5,964
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 2.3443% 6/20/48 (c)(g)		6,932	6,874
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40		3,810	4,380
Series 2011-136 Class WI, 4.5% 5/20/40 (l)		1,017	83
Series 2017-134 Class BA, 2.5% 11/20/46		937	948
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		9,450	10,093
Series 2013-H06 Class HA, 1.65% 1/20/63 (k)		976	972
Series 2014-H04 Class HA, 2.75% 2/20/64 (k)		14,896	15,043
Series 2014-H12 Class KA, 2.75% 5/20/64 (k)		3,319	3,338
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.7285% 9/20/62 (c)(g)(k)		3,736	3,737
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.8785% 11/20/65 (c)(g)(k)		466	467
Series 2017-139 Class BA, 3% 9/20/47		12,848	12,945
Series 2018-H12 Class HA, 3.25% 8/20/68 (k)		8,867	9,279
Series 2004-22 Class M1, 5.5% 4/20/34		622	792
Series 2010-169 Class Z, 4.5% 12/20/40		5,232	5,827
Series 2010-H15 Class TP, 5.15% 8/20/60 (k)		1,816	1,823
Series 2010-H16 Class BA, 3.55% 7/20/60 (k)		2,585	2,612
Series 2010-H17 Class XP, 5.2855% 7/20/60 (c)(k)		1,401	1,405
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(k)		1,757	1,765
Series 2010-H22 Class LA, 3.75% 10/20/60 (k)		1,617	1,618
Series 2010-H28 Class KA, 3.75% 12/20/60 (k)		5,376	5,388
Series 2012-64 Class KI, 3.5% 11/20/36 (l)		602	22
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.941% 4/20/39 (c)(m)		1,750	1,800
Class ST, 8.800% - 1 month U.S. LIBOR 6.0743% 8/20/39 (c)(m)		6,102	6,321
Series 2013-H07 Class JA, 1.75% 3/20/63 (k)		9,421	9,381
Series 2013-H08 Class MA, 3% 3/20/63 (k)		12,386	12,408
Series 2015-H17 Class HA, 2.5% 5/20/65 (k)		4,516	4,513
Series 2015-H21:
Class HA, 2.5% 6/20/63 (k)		5,757	5,750
Class JA, 2.5% 6/20/65 (k)		1,014	1,014
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(k)		7,591	7,560
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.44% 5/20/66 (c)(g)(k)		11,652	11,653
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.29% 8/20/66 (c)(g)(k)		13,157	13,121
Series 2090-118 Class XZ, 5% 12/20/39		11,620	13,292
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $352,531)			353,382

Commercial Mortgage Securities - 0.1%
Freddie Mac:
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		4,392	4,477
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		14,238	14,261
Series K712 Class A2, 1.869% 11/25/19		5,228	5,220
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $24,034)			23,958

Foreign Government and Government Agency Obligations - 10.5%
Australian Commonwealth:
1.75% 11/21/20	AUD	38,950	26,571
2.25% 11/21/22	AUD	93,650	66,170
Buoni del Tesoro Poliennali 3.85% 9/1/49 (b)	EUR	55,450	87,204
Canadian Government:
1.25% 11/1/19	CAD	49,800	37,576
2.25% 6/1/29	CAD	94,300	76,838
Danish Kingdom 1.75% 11/15/25	DKK	109,900	18,552
Dutch Government:
0% 1/15/24(Reg. S) (b)	EUR	98,000	110,163
0.25% 7/15/29(Reg. S) (b)	EUR	62,450	72,690
French Government 0% 2/25/20	EUR	1,350	1,475
German Federal Republic:
0% 3/13/20	EUR	10,150	11,095
0% 6/12/20	EUR	56,436	61,797
0% 9/11/20(Reg. S)	EUR	11,900	13,056
0% 4/5/24	EUR	218,950	247,302
0.25% 2/15/29	EUR	119,750	141,299
Hong Kong Government SAR 1.32% 12/23/19	HKD	24,400	3,109
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		57,646	66,059
5.5% 12/4/23		19,812	22,745
Japan Government:
0.1% 6/20/28	JPY	15,990,000	153,214
0.4% 3/20/56	JPY	6,285,300	57,933
0.9% 6/20/22	JPY	17,154,050	164,051
Jordanian Kingdom 3% 6/30/25		16,691	17,692
Kingdom of Norway 3.75% 5/25/21 (b)	NOK	60,000	6,868
New Zealand Government 6% 5/15/21	NZD	12,000	8,141
Republic of Singapore 3.25% 9/1/20	SGD	53,350	39,152
Sweden Kingdom 5% 12/1/20	SEK	280,600	30,372
Switzerland Confederation 2.25% 7/6/20(Reg. S)	CHF	38,950	39,951
Ukraine Government 1.471% 9/29/21		6,753	6,726
United Kingdom, Great Britain and Northern Ireland:
0.75% 7/22/23(Reg. S)	GBP	40,000	50,037
4.25% 12/7/27	GBP	65,900	106,807
4.75% 3/7/20	GBP	2,900	3,630
United Kingdom, Great Britain and Northern Ireland Treasury GILT 2.5% 7/22/65 (Reg. S)	GBP	23,575	46,764
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,758,521)			1,795,039

Supranational Obligations - 0.2%
European Financial Stability Facility 0.875% 4/10/35 (Reg. S)	EUR	16,368	20,129
European Investment Bank 0.05% 10/13/34 (Reg. S)	EUR	13,019	14,306
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $33,899)			34,435
		Shares	Value (000s)

Common Stocks - 5.0%
COMMUNICATION SERVICES - 0.7%
Interactive Media & Services - 0.2%
Alphabet, Inc. Class A (n)		18,000	21,981
Facebook, Inc. Class A (n)		78,700	14,015
			35,996
Media - 0.3%
Altice U.S.A., Inc. Class A (n)		675,200	19,365
Comcast Corp. Class A		366,100	16,504
iHeartMedia, Inc. (n)		78,392	1,176
iHeartMedia, Inc. warrants 5/1/39 (n)		26	0
Nexstar Broadcasting Group, Inc. Class A		57,600	5,893
Sinclair Broadcast Group, Inc. Class A		146,500	6,261
			49,199
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (n)		346,800	27,317

TOTAL COMMUNICATION SERVICES			112,512

CONSUMER DISCRETIONARY - 0.5%
Auto Components - 0.1%
Chassix Holdings, Inc. warrants 7/29/20 (f)(n)		30,337	127
Exide Technologies (f)(n)		7,093	7
Exide Technologies (f)(n)		23,645	0
Exide Technologies (f)(o)		105,497	940
UC Holdings, Inc. (f)(n)		560,355	10,389
			11,463
Hotels, Restaurants & Leisure - 0.3%
Boyd Gaming Corp.		596,400	14,284
Eldorado Resorts, Inc. (n)		90,400	3,604
Melco Crown Entertainment Ltd. sponsored ADR		528,200	10,252
Penn National Gaming, Inc. (n)		322,900	6,014
Royal Caribbean Cruises Ltd.		70,200	7,605
Studio City International Holdings Ltd. ADR		133,400	2,681
			44,440
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. (n)		8,900	15,450
Specialty Retail - 0.0%
Ulta Beauty, Inc. (n)		26,400	6,617

TOTAL CONSUMER DISCRETIONARY			77,970

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.0%
Southeastern Grocers, Inc. (f)(n)		134,915	5,197
Food Products - 0.2%
Darling International, Inc. (n)		489,800	9,370
JBS SA		2,756,800	21,756
Reddy Ice Holdings, Inc. (f)		133,255	40
Reddy Ice Holdings, Inc. (f)(n)		331,236	0
			31,166

TOTAL CONSUMER STAPLES			36,363

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (n)		135,187	81
Oil, Gas & Consumable Fuels - 0.0%
Chaparral Energy, Inc. Class A (n)		108,327	145
Goodrich Petroleum Corp. (n)		90,737	965
Harvest Oil & Gas Corp. (n)		193,888	2,530
MEG Energy Corp. (n)		870,000	3,809
Ultra Petroleum Corp. warrants 7/14/25 (n)		127,890	0
VNR Finance Corp. (f)(n)		83,865	0
VNR Finance Corp.(b)(f)(n)		403,886	0
			7,449

TOTAL ENERGY			7,530

FINANCIALS - 0.2%
Banks - 0.1%
Bank of America Corp.		296,000	8,634
JPMorgan Chase & Co.		115,500	13,593
			22,227
Capital Markets - 0.0%
Motors Liquidation Co. GUC Trust (n)		5,066	52
Penson Worldwide, Inc. Class A (f)(n)		7,403,098	0
			52
Consumer Finance - 0.1%
American Express Co.		80,400	9,510
OneMain Holdings, Inc.		262,600	9,632
			19,142

TOTAL FINANCIALS			41,421

HEALTH CARE - 0.4%
Biotechnology - 0.0%
Alexion Pharmaceuticals, Inc. (n)		67,800	6,640
Health Care Providers & Services - 0.1%
Humana, Inc.		37,500	9,588
Rotech Healthcare, Inc. (f)(n)		129,242	1,339
UnitedHealth Group, Inc.		51,300	11,149
			22,076
Life Sciences Tools & Services - 0.2%
IQVIA Holdings, Inc. (n)		139,300	20,809
Thermo Fisher Scientific, Inc.		39,200	11,418
			32,227
Pharmaceuticals - 0.1%
Jazz Pharmaceuticals PLC (n)		77,000	9,867

TOTAL HEALTH CARE			70,810

INDUSTRIALS - 0.7%
Airlines - 0.3%
Air Canada (n)		1,531,900	49,963
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd.		48,111	9
Machinery - 0.1%
Allison Transmission Holdings, Inc.		151,000	7,105
Marine - 0.0%
U.S. Shipping Partners Corp. (f)(n)		22,876	0
U.S. Shipping Partners Corp. warrants 12/31/29 (f)(n)		214,176	0
			0
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A		222,822	9,318
HD Supply Holdings, Inc. (n)		531,900	20,837
Penhall Acquisition Co.:
Class A (f)(n)		11,553	758
Class B (f)(n)		3,850	253
United Rentals, Inc. (n)		188,670	23,516
			54,682
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (f)(n)(o)		403,760	0
Class A2 (f)(n)(o)		403,760	0
Class A3 (f)(n)(o)		403,760	0
Class A4 (f)(n)(o)		403,760	0
Class A5 (f)(n)(o)		403,760	0
Class A6 (f)(n)(o)		403,760	0
Class A7 (f)(n)(o)		403,760	0
Class A8 (f)(n)(o)		403,760	0
Class A9 (f)(n)(o)		403,760	0
			0

TOTAL INDUSTRIALS			111,759

INFORMATION TECHNOLOGY - 1.8%
Electronic Equipment & Components - 0.2%
CDW Corp.		96,400	11,880
Dell Technologies, Inc. (n)		113,400	5,881
Zebra Technologies Corp. Class A (n)		42,900	8,853
			26,614
IT Services - 0.8%
EPAM Systems, Inc. (n)		101,000	18,414
Fiserv, Inc. (n)		112,625	11,667
Global Payments, Inc.		180,300	28,668
GoDaddy, Inc. (n)		113,400	7,482
MasterCard, Inc. Class A		114,600	31,122
PayPal Holdings, Inc. (n)		226,100	23,422
Verra Mobility Corp. (n)		237,600	3,410
Visa, Inc. Class A		98,400	16,926
			141,111
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc. (n)		291,300	8,445
Lam Research Corp.		60,200	13,913
Microchip Technology, Inc.		273,100	25,374
ON Semiconductor Corp. (n)		460,400	8,844
			56,576
Software - 0.5%
Adobe, Inc. (n)		93,600	25,857
Microsoft Corp.		191,700	26,652
Palo Alto Networks, Inc. (n)		42,900	8,744
Salesforce.com, Inc. (n)		56,400	8,372
SS&C Technologies Holdings, Inc.		128,139	6,608
VMware, Inc. Class A		43,200	6,483
			82,716

TOTAL INFORMATION TECHNOLOGY			307,017

MATERIALS - 0.1%
Chemicals - 0.1%
CF Industries Holdings, Inc.		142,800	7,026
Hexion U.S. Finance Corp. (n)		58,097	654
The Chemours Co. LLC		278,110	4,155
			11,835
Metals & Mining - 0.0%
Aleris Corp. (f)(n)		72,811	0
Algoma Steel GP (f)		151,792	3
Algoma Steel SCA (f)		151,792	24
Elah Holdings, Inc. (n)		517	31
First Quantum Minerals Ltd.		709,700	5,962
			6,020

TOTAL MATERIALS			17,855

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Crown Castle International Corp.		103,000	14,318
UTILITIES - 0.3%
Electric Utilities - 0.2%
PG&E Corp. (n)		795,100	7,951
Portland General Electric Co.		13,962	787
Vistra Energy Corp.		1,019,600	27,254
			35,992
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.		329,000	13,028

TOTAL UTILITIES			49,020

TOTAL COMMON STOCKS
(Cost $717,484)			846,575

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (f)(n)(o)
(Cost $6,908)		193,792,711	65
		Principal Amount (000s)(a)	Value (000s)

Bank Loan Obligations - 2.0%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Triton Bidco Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 9/23/26 (g)(p)		5,465	5,375
Media - 0.1%
CSC Holdings LLC Tranche B4 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0275% 4/15/27 (c)(g)		11,062	11,062
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.807% 6/19/26 (c)(g)		2,710	2,721
			13,783
Wireless Telecommunication Services - 0.0%
iHeartMedia Capital I LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.1002% 5/1/26 (c)(g)		1,530	1,539

TOTAL COMMUNICATION SERVICES			20,697

CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.0%
BidFair MergeRight, Inc. 1LN, term loan 3 month U.S. LIBOR + 5.500% 1/23/27 (g)(p)		7,285	7,199
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.3544% 8/22/25 (c)(g)		3,640	3,615
			10,814
Hotels, Restaurants & Leisure - 0.1%
Travelport Finance Luxembourg SARL Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.1044% 5/28/27 (c)(g)		14,795	12,724
Specialty Retail - 0.1%
Wand NewCo 3, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5421% 2/5/26 (c)(g)		11,092	11,144

TOTAL CONSUMER DISCRETIONARY			34,682

ENERGY - 0.8%
Energy Equipment & Services - 0.0%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.7935% 11/3/25 (c)(g)		3,521	3,154
Forbes Energy Services LLC Tranche B, term loan 16% 4/13/21 (c)(f)		1,273	1,283
			4,437
Oil, Gas & Consumable Fuels - 0.8%
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.2935% 6/22/24 (c)(g)		5,313	4,869
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.4185% 12/31/21 (c)(g)		54,980	47,730
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.7935% 12/31/22 (c)(g)		57,315	50,771
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 9.0435% 8/1/23 (c)(g)		850	865
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.04% 3/1/26 (c)(g)		22,150	20,959
Sanchez Energy Corp. 1LN, term loan 3 month U.S. LIBOR + 8.000% 10.057% 5/11/20 (c)(f)(g)(q)		6,295	5,980
			131,174

TOTAL ENERGY			135,611

FINANCIALS - 0.0%
Capital Markets - 0.0%
Citadel Securities LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.5435% 2/27/26 (c)(g)		1,836	1,840
Insurance - 0.0%
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2663% 4/25/25 (c)(g)		3,180	3,140

TOTAL FINANCIALS			4,980

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.0625% 6/13/26 (c)(g)		22,005	20,740
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0386% 6/1/25 (c)(g)		1,176	1,180

TOTAL HEALTH CARE			21,920

INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.1044% 4/4/26 (c)(g)		741	744
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.000% 6.1044% 4/4/26 (c)(g)		399	400
			1,144
Construction & Engineering - 0.0%
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.05% 9/27/24 (c)(g)		1,777	1,559

TOTAL INDUSTRIALS			2,703

INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.1%
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 5.7935% 9/29/24 (c)(g)		2,772	2,777
3 month U.S. LIBOR + 8.500% 10.5435% 9/29/25 (c)(g)		14,801	14,921
			17,698
IT Services - 0.1%
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 9.7775% 10/11/26 (c)(g)		13,620	13,211
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.7775% 10/11/25 (c)(g)		6,574	6,460
			19,671
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 9/19/26 (g)(p)		4,735	4,755
Software - 0.4%
Almonde, Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.4463% 6/13/25 (c)(g)		25,816	24,606
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.2935% 10/2/25 (c)(g)		21,939	21,090
Kronos, Inc. 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5031% 11/1/24 (c)(g)		13,470	13,655
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.3% 1/20/24 (c)(g)		1,997	1,988
3 month U.S. LIBOR + 9.000% 11.05% 1/20/25 (c)(g)		6,500	6,394
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.7935% 5/4/26 (c)(g)		2,170	2,181
			69,914

TOTAL INFORMATION TECHNOLOGY			112,038

MATERIALS - 0.1%
Containers & Packaging - 0.1%
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5689% 6/29/25 (c)(g)		10,074	9,687
Metals & Mining - 0.0%
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.3544% 10/17/22 (c)(g)		14,942	5,611

TOTAL MATERIALS			15,298

TOTAL BANK LOAN OBLIGATIONS
(Cost $375,783)			347,929
		Shares	Value (000s)

Fixed-Income Funds - 23.8%
Fidelity Emerging Markets Debt Central Fund (r)		275,111,846	2,564,042
Fidelity Floating Rate Central Fund (r)		14,727,942	1,493,119
TOTAL FIXED-INCOME FUNDS
(Cost $4,134,870)			4,057,161
		Principal Amount (000s)(a)	Value (000s)

Preferred Securities - 4.3%
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
DCP Midstream Partners LP 7.375% (c)(s)		8,965	8,517
Energy Transfer Partners LP:
6.25% (c)(s)		40,712	37,760
6.625% (c)(s)		15,640	14,780
MPLX LP 6.875% (c)(s)		18,000	17,978
Summit Midstream Partners LP 9.5% (c)(s)		8,965	6,455
			85,490
FINANCIALS - 3.8%
Banks - 3.3%
Bank of America Corp.:
3 month U.S. LIBOR + 3.387% 5.5264% (c)(g)(s)		3,829	3,834
5.125% (c)(s)		22,020	22,818
5.2% (c)(s)		48,090	49,653
5.875% (c)(s)		60,475	65,470
6.25% (c)(s)		18,480	20,106
Citigroup, Inc.:
5% (c)(s)		36,455	36,900
5.8% (c)(s)		16,945	16,958
5.9% (c)(s)		25,875	26,910
5.95% (c)(s)		46,925	48,802
6.25% (c)(s)		12,015	13,382
6.3% (c)(s)		4,120	4,377
Credit Agricole SA 7.875% (b)(c)(s)		2,530	2,821
Huntington Bancshares, Inc. 5.7% (c)(s)		7,660	7,802
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 5.4186% (c)(g)(s)		30,810	30,810
5% (c)(s)		18,675	19,189
5.3% (c)(s)		12,280	12,402
6% (c)(s)		54,840	58,600
6.125% (c)(s)		12,865	13,940
6.75% (c)(s)		6,270	6,960
Wells Fargo & Co.:
5.875% (c)(s)		36,775	40,533
5.9% (c)(s)		46,445	49,856
			552,123
Capital Markets - 0.5%
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 3.884% 6.065% (c)(g)(s)		19,097	19,169
5% (c)(s)		50,754	49,825
5.375% (c)(s)		22,175	22,341
			91,335

TOTAL FINANCIALS			643,458

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (b)(e)(s)		1,825	202
TOTAL PREFERRED SECURITIES
(Cost $708,781)			729,150
		Shares	Value (000s)

Money Market Funds - 6.3%
Fidelity Cash Central Fund 1.96% (t)
(Cost $1,072,225)		1,072,053,856	1,072,268

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount (000s)	Value (000s)
Call Options - 0.0%
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 1.7375% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	55,600	$1,484
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.3275% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	31,200	490
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.58% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	30,100	248
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.54% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	70,200	590
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.495% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	38,200	83
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.63% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	27,700	214
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.7875% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	22,300	45
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.815% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2029	3/7/22	72,000	405
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 1.57125% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	19,800	598
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.5340% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	18,200	48
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.5575% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	19,400	37

TOTAL CALL OPTIONS			4,242

Put Options - 0.2%
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 1.7375% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	55,600	1,744
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.3275% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	31,200	1,497
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.58% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	30,100	2,243
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.54% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	70,200	5,080
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.495% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	38,200	2,616
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.63% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	27,700	2,139
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.7875% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	22,300	1,934
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.815% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2029	3/7/22	72,000	6,311
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 1.57125% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	19,800	544
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.5340% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	18,200	1,293
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.5575% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	19,400	1,403

TOTAL PUT OPTIONS			26,804

TOTAL PURCHASED SWAPTIONS
(Cost $23,558)			31,046
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $17,115,394)			17,489,147
NET OTHER ASSETS (LIABILITIES) - (2.8)%			(468,258)
NET ASSETS - 100%			$17,020,889

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3% 10/1/49	$(59,500)	$(61,067)
3% 10/1/49	(16,000)	(16,421)
3% 10/1/49	(12,300)	(12,624)
3% 10/1/49	(45,900)	(47,108)
3% 10/1/49	(6,100)	(6,261)
3.5% 10/1/49	(11,800)	(12,225)
3.5% 10/1/49	(700)	(725)
3.5% 10/1/49	(800)	(829)
3.5% 10/1/49	(1,400)	(1,450)
3.5% 10/1/49	(53,300)	(55,219)

TOTAL GINNIE MAE		(213,929)

Uniform Mortgage Backed Securities
2.5% 10/1/34	(28,600)	(28,845)
2.5% 10/1/34	(21,800)	(21,986)
3% 10/1/49	(75,900)	(77,045)
3% 10/1/49	(31,000)	(31,468)
3.5% 10/1/49	(76,100)	(78,061)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(237,405)

TOTAL TBA SALE COMMITMENTS
(Proceeds $451,245)		$(451,334)

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 1.45% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	20,300	$(671)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 1.97% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	10,000	(217)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.26% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	5/31/22	23,000	(301)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.6875% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2030	9/17/20	60,000	(1,198)

TOTAL PUT SWAPTIONS			(2,387)

Call Swaptions
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 1.45% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	20,300	(505)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 1.97% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	10,000	(373)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.26% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	5/31/22	23,000	(1,342)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.6875% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2030	9/17/20	60,000	(1,893)

TOTAL CALL SWAPTIONS			(4,113)

TOTAL WRITTEN SWAPTIONS			$(6,500)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	697	Dec. 2019	$90,828	$(502)	$(502)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2,554	Dec. 2019	550,387	(816)	(816)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	999	Dec. 2019	119,029	(374)	(374)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	101	Dec. 2019	16,394	125	125
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	500	Dec. 2019	71,203	(184)	(184)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	434	Dec. 2019	83,287	(2,369)	(2,369)
TOTAL FUTURES CONTRACTS					$(4,120)

The notional amount of futures purchased as a percentage of Net Assets is 5.5%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
1.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Dec. 2021	$14,645	$(62)	$0	$(62)
3-month LIBOR(3)	Quarterly	1.75%	Semi - annual	LCH	Dec. 2026	24,035	311	0	311
3-month LIBOR(3)	Quarterly	1.5%	Semi - annual	LCH	Dec. 2029	106,630	2,115	0	2,115

TOTAL INTEREST RATE SWAPS							$2,364	$0	$2,364

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

JPY – Japanese yen

NOK – Norwegian krone

NZD – New Zealand dollar

SEK – Swedish krona

SGD – Singapore dollar

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Amounts shown as 0 in the Schedule of Investments may represent less than 1 share.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,958,675,000 or 17.4% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Non-income producing - Security is in default.

 (f) Level 3 security

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,671,000.

 (i) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $6,777,000.

 (j) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $598,000.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (m) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (n) Non-income producing

 (o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,009,000 or 0.0% of net assets.

 (p) The coupon rate will be determined upon settlement of the loan after period end.

 (q) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $4,497,000 and $4,272,000, respectively.

 (r) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (s) Security is perpetual in nature with no stated maturity date.

 (t) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Exide Technologies	4/30/15 - 6/1/19	$1,709
Tricer Holdco SCA	10/16/09 - 12/30/17	$6,909
Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	$1,100

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$17,228
Fidelity Emerging Markets Debt Central Fund	67,103
Fidelity Floating Rate Central Fund	65,994
Fidelity Securities Lending Cash Central Fund	24
Total	$150,349

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$--	$2,601,748	$--	$(4,850)	$(32,856)	$2,564,042	88.6%
Fidelity Floating Rate Central Fund	1,430,579	70,694	50,332	(934)	43,112	1,493,119	76.7%
Total	$1,430,579	$2,672,442	$50,332	$(5,784)	$10,256	$4,057,161

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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